Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill
Intangible Assets and Goodwill

5. Intangible Assets and Goodwill

Intangible Assets

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization, and consist of the following, as of March 31, 2021:

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	8.0	$10,790	$(2,593)	$8,197
Acquired technology	6.0	16,295	(6,211)	10,084
Trademarks and tradenames	11.0	5,263	(1,052)	4,211
Non-compete agreements	2.0	280	(57)	223
Total intangible assets		$32,628	$(9,913)	$22,715

Intangible assets consist of the following, as of December 31, 2020:

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	7.0	$8,440	$(2,173)	$6,267
Acquired technology	6.0	12,170	(5,481)	6,689
Trademarks and tradenames	9.0	3,688	(893)	2,795
Non-compete agreements	2.0	225	(15)	210
Total intangible assets		$24,523	$(8,562)	$15,961

The aggregate amortization expense related to intangibles was $1,340 and $807 for the three months ended March 31, 2021 and 2020, respectively.

Goodwill

The following tables summarize the changes in the carrying amount of goodwill for the three months ended March 31, 2021:

Goodwill
Balance as of December 31, 2020	$28,289
Acquisitions	21,831
Balance as of March 31, 2021	$50,120

Note 5.   Intangible Assets and Goodwill

Intangible Assets

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consist of the following as of December 31, 2020:

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	7.0	$8,440	$(2,173)	$6,267
Acquired technology	6.0	12,170	(5,481)	6,689
Trademarks and tradenames	9.0	3,688	(893)	2,795
Non-compete agreements	2.0	225	(15)	210
Total intangible assets		$24,523	$(8,562)	$15,961

Intangible assets consist of the following as of December 31, 2019:

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	9.0	$5,450	$(1,591)	$3,859
Acquired technology	4.0	8,546	(4,272)	4,274
Trademarks and tradenames	7.0	2,290	(591)	1,699
Total intangible assets		$16,286	$(6,454)	$9,832

Aggregate amortization expense related to intangibles was $2,858 and $3,697 for the years ended December 31, 2020 and 2019, respectively. Estimated intangibles amortization expense for the next five years and thereafter consists of the following:

Estimated
Amortization
Expense
2021	$3,873
2022	2,989
2023	2,659
2024	1,617
2025	1,169
Thereafter	3,654
$15,961

Goodwill

The following tables summarize the changes in the carrying amount of goodwill for the years ended December 31, 2020 and December 31, 2019:

Goodwill
Balance as of January 1, 2019	$21,305
Acquisitions	916
Divestitures	(3,657)
Purchase price adjustment	(290)
Balance as of December 31, 2019	$18,274
Acquisitions	10,176
Divestitures	(161)
Balance as of December 31, 2020	$28,289